Capital Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Capital Leases of Lessee [Abstract]
Schedule of Future Minimum Commitments Under Non-cancelable Capital Leases
Future minimum commitments under
non-cancelable
capital leases for the remainder of 2021 and succeeding years are as follows (in thousands):

2021	$1,379
2022	5,088
2023	3,847
2024	1,654
2025	653

Total minimum lease payments	$12,621
Less: amount representing interest	(1,272)

Present value of total net minimum lease payments	$11,349
Less: current portion of net minimum lease payments	(4,625)

Long-term portion of net minimum lease payments	$6,724

Future minimum commitments under
non-cancelable
capital leases are as follows for the years ending December 31 (in thousands):

2021	$3,916
2022	3,583
2023	2,341
2024	307
2025	—

Total minimum lease payments	10,147
Less: amount representing interest	(922)

Present value of total net minimum lease payments	9,225
Less: current portion of net minimum lease payments	(3,495)

Long-term portion of net minimum lease payments	$5,730